12. Income Taxes: Schedule of Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Income Tax Rate Reconciliation

	2018	2017	2016
Statutory Federal income tax rate	21.0%	34.0%	34.0%
Tax Reform Act Impact	-	(13.0)	-
Tax effect of S corporation status	(.4)	2.9	74.6
Tax exempt income	(5.1)	(9.8)	(24.2)
Miscellaneous	.1	.7	(.9)
Effective Tax Rate	15.6%	14.8%	83.5%